Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Parent Company Balance Sheets [Abstract]
Schedule of parent company balance sheets
	December 31, 2022	December 31, 2021

ASSETS
Current assets
Intercompany receivable	$9,000	$9,000
Total current assets	9,000	9,000

Non-current assets
Loss from investment in subsidiaries	$(5,634,277)	$(4,346,072)

Total assets	$(5,625,277)	$(4,337,072)

LIABILITIES AND SHAREHOLDERS’ DEFICIT

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ DEFICIT
Ordinary shares, $0.001 par value, 50,000,000 shares authorized; 9,000,000 shares issued and outstanding as of December 31, 2022 and 2021:
Class A ordinary share, $0.001 par value, 44,000,000 shares authorized; 3,060,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively	3,060	3,060
Class B ordinary share, $0.001 par value, 6,000,000 shares authorized; 5,940,000 shares issued and outstanding as of December 31, 2022 and 2021	5,940	5,940
Additional paid-in capital	-	-
Accumulated deficit	(5,634,277)	$(4,346,072)
Accumulated other comprehensive income	-	-
Total shareholders’ deficit	(5,625,277)	$(4,337,072)

Total liabilities and shareholders’ deficit	$(5,625,277)	$(4,337,072)

Schedule of parent company statements of operations and comprehensive income (loss)
	For the Years Ended December 31,
	2022	2021	2020

EQUITY IN EARNINGS (LOSS) OF SUBSIDIARIES AND VIES	$(1,288,205)	$506,769	$(447,151)

NET INCOME (LOSS)	(1,288,205)	506,769	(447,151)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	-	-	-
COMPREHENSIVE INCOME (LOSS)	$(1,288,205)	$506,769	$(447,151)

Schedule of parent company statements of cash flows
	For the Years Ended December 31,
	2022	2021	2020

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(1,288,205)	$506,769	$(447,151)
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings (loss) of subsidiaries and VIEs	1,288,205	(506,769)	447,151
Net cash used in operating activities	-	-	-

CHANGES IN CASH	-	-	-

CASH, beginning of year	-	-	-

CASH, end of year	$-	$-	$-